Concession Financial and Sector Assets and Liabilities - Schedule of Sector Financial Assets and Liabilities Net (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Concession Financial and Sector Assets and Liabilities
Sectorial Financial Assets, Beginning Balance	R$ 1,296	R$ 805
Sectorial Financial Assets, Additions	1,901	2,669
Sectorial Financial Assets, Amortization	(2,339)	(3,083)
Sectorial Financial Assets, Remuneration	418	299
Sectorial Financial Assets, Transfer	686	606
Sectorial Financial Assets, Ending Balance	1,962	1,296
Sectorial Financial Assets, Amortization	71
Sectorial Financial Assets, Constitution	1,891	1,296
Sectorial Financial Assets, Current	1,330	859
Sectorial Financial Assets, Non-current	632	437
Sectorial Financial Liabilities, Beginning Balance	(16)
Sectorial Financial Liabilities Additions During the Year	(1,341)	(2,205)
Sectorial Financial Liabilities, Amortization	2,284	3,041
Sectorial Financial Liabilities, Remuneration	(236)	(241)
Sectorial Financial Liabilities, Transfer	(691)	(611)
Sectorial Financial Liabilities, Ending Balance		(16)
Sectorial Financial Liabilities, Amortization		(16)
Sectorial Financial Liabilities, Constitution
Sectorial Financial Liabilities, Current		(16)
Sectorial Financial Liabilities, NonCurrent
Sectorial Financial Assets and Liabilities Net, Beginning Balance	1,280	805
Sectorial Financial Assets and Liabilities Net, Additions	560	464
Sectorial Financial Assets and Liabilities Net, Amortization	(55)	(42)
Sectorial Financial Assets and Liabilities Net, Remuneration	182	58
Sectorial Financial Assets and Liabilities Net, Transfer	(5)	(5)
Sectorial Financial Assets and Liabilities Net, Ending Balance	1,962	1,280
Sectorial Financial Assets and Liabilities Net, Amortization	71	(16)
Sectorial Financial Assets and Liabilities Net, Constitution	1,891	1,296
Sectorial Financial Assets and Liabilities Net, Current	1,330	843
Sectorial Financial Assets and Liabilities Net, Non-current	632	437
CVA Assets [Member]
Concession Financial and Sector Assets and Liabilities
Sectorial Financial Assets, Beginning Balance	141	(685)
Sectorial Financial Assets, Additions	1,511	1,581
Sectorial Financial Assets, Amortization	(1,607)	(1,653)
Sectorial Financial Assets, Remuneration	259	170
Sectorial Financial Assets, Transfer	623	728
Sectorial Financial Assets, Ending Balance	927	141
Sectorial Financial Assets, Amortization	165
Sectorial Financial Assets, Constitution	762	141
Sectorial Financial Assets, Current	594	76
Sectorial Financial Assets, Non-current	333	65
Energy aquisition (CVA energy) [Member] | CVA Assets [Member]
Concession Financial and Sector Assets and Liabilities
Sectorial Financial Assets, Beginning Balance	320	(1,109)
Sectorial Financial Assets, Additions	981	1,271
Sectorial Financial Assets, Amortization	(1,116)	(952)
Sectorial Financial Assets, Remuneration	198	113
Sectorial Financial Assets, Transfer	293	997
Sectorial Financial Assets, Ending Balance	676	320
Sectorial Financial Assets, Amortization	125
Sectorial Financial Assets, Constitution	551	320
Sectorial Financial Assets, Current	429	182
Sectorial Financial Assets, Non-current	247	138
Itaipu Energy Costs [Member] | CVA Assets [Member]
Concession Financial and Sector Assets and Liabilities
Sectorial Financial Assets, Beginning Balance	(78)	29
Sectorial Financial Assets, Additions
Sectorial Financial Assets, Amortization		(151)
Sectorial Financial Assets, Remuneration		2
Sectorial Financial Assets, Transfer	(120)	42
Sectorial Financial Assets, Ending Balance	(198)	(78)
Sectorial Financial Assets, Amortization	(51)
Sectorial Financial Assets, Constitution	(147)	(78)
Sectorial Financial Assets, Current	(138)	(46)
Sectorial Financial Assets, Non-current	(60)	(32)
Program of Incentives for Alternative Electricity Sources - PROINFA [Member] | CVA Assets [Member]
Concession Financial and Sector Assets and Liabilities
Sectorial Financial Assets, Beginning Balance	6	(20)
Sectorial Financial Assets, Additions	24	6
Sectorial Financial Assets, Amortization	(19)
Sectorial Financial Assets, Remuneration	3
Sectorial Financial Assets, Transfer	(9)	20
Sectorial Financial Assets, Ending Balance	5	6
Sectorial Financial Assets, Amortization	14
Sectorial Financial Assets, Constitution	(9)	6
Sectorial Financial Assets, Current	9	3
Sectorial Financial Assets, Non-current	(4)	3
Transport Basic Charges [Member] | CVA Assets [Member]
Concession Financial and Sector Assets and Liabilities
Sectorial Financial Assets, Beginning Balance	249	413
Sectorial Financial Assets, Additions	131	305
Sectorial Financial Assets, Amortization	(311)	(381)
Sectorial Financial Assets, Remuneration	36	38
Sectorial Financial Assets, Transfer	155	(126)
Sectorial Financial Assets, Ending Balance	260	249
Sectorial Financial Assets, Amortization	106
Sectorial Financial Assets, Constitution	154	249
Sectorial Financial Assets, Current	197	147
Sectorial Financial Assets, Non-current	63	102
Transport of Itaipu Supply [Member] | CVA Assets [Member]
Concession Financial and Sector Assets and Liabilities
Sectorial Financial Assets, Beginning Balance	(4)	67
Sectorial Financial Assets, Additions	20	18
Sectorial Financial Assets, Amortization	(33)	(58)
Sectorial Financial Assets, Remuneration	1	6
Sectorial Financial Assets, Transfer	31	(37)
Sectorial Financial Assets, Ending Balance	15	(4)
Sectorial Financial Assets, Amortization	(5)
Sectorial Financial Assets, Constitution	20	(4)
Sectorial Financial Assets, Current	7	(2)
Sectorial Financial Assets, Non-current	8	(2)
System Service Charges - ESS [Member] | CVA Assets [Member]
Concession Financial and Sector Assets and Liabilities
Sectorial Financial Assets, Beginning Balance	(221)	(62)
Sectorial Financial Assets, Additions	78	(42)
Sectorial Financial Assets, Amortization	(118)	(97)
Sectorial Financial Assets, Remuneration	13	11
Sectorial Financial Assets, Transfer	202	(31)
Sectorial Financial Assets, Ending Balance	(46)	(221)
Sectorial Financial Assets, Amortization	45
Sectorial Financial Assets, Constitution	(91)	(221)
Sectorial Financial Assets, Current	(9)	(131)
Sectorial Financial Assets, Non-current	(37)	(90)
CDE [Member] | CVA Assets [Member]
Concession Financial and Sector Assets and Liabilities
Sectorial Financial Assets, Beginning Balance	(131)	(3)
Sectorial Financial Assets, Additions	277	23
Sectorial Financial Assets, Amortization	(10)	(14)
Sectorial Financial Assets, Remuneration	8
Sectorial Financial Assets, Transfer	71	(137)
Sectorial Financial Assets, Ending Balance	215	(131)
Sectorial Financial Assets, Amortization	(69)
Sectorial Financial Assets, Constitution	284	(131)
Sectorial Financial Assets, Current	99	(77)
Sectorial Financial Assets, Non-current	116	(54)
Other Sectoral Financial Assets [Member] | CVA Assets [Member]
Concession Financial and Sector Assets and Liabilities
Sectorial Financial Assets, Beginning Balance	1,155	1,490
Sectorial Financial Assets, Additions	390	1,088
Sectorial Financial Assets, Amortization	(732)	(1,430)
Sectorial Financial Assets, Remuneration	159	129
Sectorial Financial Assets, Transfer	63	(122)
Sectorial Financial Assets, Ending Balance	1,035	1,155
Sectorial Financial Assets, Amortization	(94)
Sectorial Financial Assets, Constitution	1,129	1,155
Sectorial Financial Assets, Current	736	783
Sectorial Financial Assets, Non-current	299	372
Quotas from Nuclear Energy [Member] | CVA Assets [Member]
Concession Financial and Sector Assets and Liabilities
Sectorial Financial Assets, Beginning Balance	89	138
Sectorial Financial Assets, Additions	59	105
Sectorial Financial Assets, Amortization	(110)	(121)
Sectorial Financial Assets, Remuneration	15	14
Sectorial Financial Assets, Transfer	50	(47)
Sectorial Financial Assets, Ending Balance	103	89
Sectorial Financial Assets, Amortization	54
Sectorial Financial Assets, Constitution	49	89
Sectorial Financial Assets, Current	83	52
Sectorial Financial Assets, Non-current	20	37
Neutrality of Parcel A excluding estimated neutrality on distributed generation credits [Member] | CVA Assets [Member]
Concession Financial and Sector Assets and Liabilities
Sectorial Financial Assets, Beginning Balance	91	29
Sectorial Financial Assets, Additions	337	142
Sectorial Financial Assets, Amortization	(200)	(101)
Sectorial Financial Assets, Remuneration	16	8
Sectorial Financial Assets, Transfer		13
Sectorial Financial Assets, Ending Balance	244	91
Sectorial Financial Assets, Amortization	100
Sectorial Financial Assets, Constitution	144	91
Sectorial Financial Assets, Current	185	54
Sectorial Financial Assets, Non-current	59	37
Estimated neutrality on distributed generation credits [Member] | CVA Assets [Member]
Concession Financial and Sector Assets and Liabilities
Sectorial Financial Assets, Beginning Balance	692	357
Sectorial Financial Assets, Additions	142	296
Sectorial Financial Assets, Amortization
Sectorial Financial Assets, Remuneration	74	39
Sectorial Financial Assets, Transfer
Sectorial Financial Assets, Ending Balance	908	692
Sectorial Financial Assets, Amortization
Sectorial Financial Assets, Constitution	908	692
Sectorial Financial Assets, Current	908	692
Sectorial Financial Assets, Non-current
Energy Over Contracting [Member] | CVA Assets [Member]
Concession Financial and Sector Assets and Liabilities
Sectorial Financial Assets, Beginning Balance	407	922
Sectorial Financial Assets, Additions	(168)	526
Sectorial Financial Assets, Amortization	(401)	(774)
Sectorial Financial Assets, Remuneration	10	37
Sectorial Financial Assets, Transfer	304	(304)
Sectorial Financial Assets, Ending Balance	152	407
Sectorial Financial Assets, Amortization	68
Sectorial Financial Assets, Constitution	84	407
Sectorial Financial Assets, Current	118	241
Sectorial Financial Assets, Non-current	34	166
Tariff Refunds [Member] | CVA Assets [Member]
Concession Financial and Sector Assets and Liabilities
Sectorial Financial Assets, Beginning Balance	(72)	(88)
Sectorial Financial Assets, Additions
Sectorial Financial Assets, Amortization
Sectorial Financial Assets, Remuneration
Sectorial Financial Assets, Transfer	(46)	16
Sectorial Financial Assets, Ending Balance	(118)	(72)
Sectorial Financial Assets, Amortization	(40)
Sectorial Financial Assets, Constitution	(78)	(72)
Sectorial Financial Assets, Current	(92)	(48)
Sectorial Financial Assets, Non-current	(26)	(24)
Other [Member] | CVA Assets [Member]
Concession Financial and Sector Assets and Liabilities
Sectorial Financial Assets, Beginning Balance	(52)	132
Sectorial Financial Assets, Additions	20	19
Sectorial Financial Assets, Amortization	(21)	(434)
Sectorial Financial Assets, Remuneration	44	31
Sectorial Financial Assets, Transfer	(245)	200
Sectorial Financial Assets, Ending Balance	(254)	(52)
Sectorial Financial Assets, Amortization	(276)
Sectorial Financial Assets, Constitution	22	(52)
Sectorial Financial Assets, Current	(466)	(208)
Sectorial Financial Assets, Non-current	212	156
CVA Liabilities [Member]
Concession Financial and Sector Assets and Liabilities
Sectorial Financial Liabilities, Beginning Balance	(140)
Sectorial Financial Liabilities Additions During the Year	(545)	(1,490)
Sectorial Financial Liabilities, Amortization	1,499	2,286
Sectorial Financial Liabilities, Remuneration	(191)	(208)
Sectorial Financial Liabilities, Transfer	(623)	(728)
Sectorial Financial Liabilities, Ending Balance		(140)
Sectorial Financial Liabilities, Amortization		(140)
Sectorial Financial Liabilities, Constitution
Sectorial Financial Liabilities, Current		(140)
Sectorial Financial Liabilities, NonCurrent
CVA Liabilities [Member] | Energy aquisition (CVA energy) [Member]
Concession Financial and Sector Assets and Liabilities
Sectorial Financial Liabilities, Beginning Balance	(327)
Sectorial Financial Liabilities Additions During the Year	(498)	(998)
Sectorial Financial Liabilities, Amortization	1,267	1,861
Sectorial Financial Liabilities, Remuneration	(149)	(193)
Sectorial Financial Liabilities, Transfer	(293)	(997)
Sectorial Financial Liabilities, Ending Balance		(327)
Sectorial Financial Liabilities, Amortization		(327)
Sectorial Financial Liabilities, Constitution
Sectorial Financial Liabilities, Current		(327)
Sectorial Financial Liabilities, NonCurrent
CVA Liabilities [Member] | Itaipu Energy Costs [Member]
Concession Financial and Sector Assets and Liabilities
Sectorial Financial Liabilities, Beginning Balance	(73)
Sectorial Financial Liabilities Additions During the Year	(159)	(113)
Sectorial Financial Liabilities, Amortization	129	97
Sectorial Financial Liabilities, Remuneration	(17)	(15)
Sectorial Financial Liabilities, Transfer	120	(42)
Sectorial Financial Liabilities, Ending Balance		(73)
Sectorial Financial Liabilities, Amortization		(73)
Sectorial Financial Liabilities, Constitution
Sectorial Financial Liabilities, Current		(73)
Sectorial Financial Liabilities, NonCurrent
CVA Liabilities [Member] | Program of Incentives for Alternative Electricity Sources - PROINFA [Member]
Concession Financial and Sector Assets and Liabilities
Sectorial Financial Liabilities, Beginning Balance	(10)
Sectorial Financial Liabilities Additions During the Year	(9)	(18)
Sectorial Financial Liabilities, Amortization	9	30
Sectorial Financial Liabilities, Remuneration		(2)
Sectorial Financial Liabilities, Transfer	10	(20)
Sectorial Financial Liabilities, Ending Balance		(10)
Sectorial Financial Liabilities, Amortization		(10)
Sectorial Financial Liabilities, Constitution
Sectorial Financial Liabilities, Current		(10)
Sectorial Financial Liabilities, NonCurrent
CVA Liabilities [Member] | Transport Basic Charges [Member]
Concession Financial and Sector Assets and Liabilities
Sectorial Financial Liabilities, Beginning Balance	156
Sectorial Financial Liabilities Additions During the Year
Sectorial Financial Liabilities, Amortization		30
Sectorial Financial Liabilities, Remuneration
Sectorial Financial Liabilities, Transfer	(156)	126
Sectorial Financial Liabilities, Ending Balance		156
Sectorial Financial Liabilities, Amortization		156
Sectorial Financial Liabilities, Constitution
Sectorial Financial Liabilities, Current		156
Sectorial Financial Liabilities, NonCurrent
CVA Liabilities [Member] | Transport of Itaipu Supply [Member]
Concession Financial and Sector Assets and Liabilities
Sectorial Financial Liabilities, Beginning Balance	33
Sectorial Financial Liabilities Additions During the Year	(10)	(5)
Sectorial Financial Liabilities, Amortization	8
Sectorial Financial Liabilities, Remuneration	(1)	1
Sectorial Financial Liabilities, Transfer	(30)	37
Sectorial Financial Liabilities, Ending Balance		33
Sectorial Financial Liabilities, Amortization		33
Sectorial Financial Liabilities, Constitution
Sectorial Financial Liabilities, Current		33
Sectorial Financial Liabilities, NonCurrent
CVA Liabilities [Member] | System Service Charges - ESS [Member]
Concession Financial and Sector Assets and Liabilities
Sectorial Financial Liabilities, Beginning Balance	71
Sectorial Financial Liabilities Additions During the Year	138	(224)
Sectorial Financial Liabilities, Amortization		266
Sectorial Financial Liabilities, Remuneration	(7)	(2)
Sectorial Financial Liabilities, Transfer	(202)	31
Sectorial Financial Liabilities, Ending Balance		71
Sectorial Financial Liabilities, Amortization		71
Sectorial Financial Liabilities, Constitution
Sectorial Financial Liabilities, Current		71
Sectorial Financial Liabilities, NonCurrent
CVA Liabilities [Member] | CDE [Member]
Concession Financial and Sector Assets and Liabilities
Sectorial Financial Liabilities, Beginning Balance	10
Sectorial Financial Liabilities Additions During the Year	(7)	(132)
Sectorial Financial Liabilities, Amortization	86	2
Sectorial Financial Liabilities, Remuneration	(17)	3
Sectorial Financial Liabilities, Transfer	(72)	137
Sectorial Financial Liabilities, Ending Balance		10
Sectorial Financial Liabilities, Amortization		10
Sectorial Financial Liabilities, Constitution
Sectorial Financial Liabilities, Current		10
Sectorial Financial Liabilities, NonCurrent
CVA Liabilities [Member] | Other Sectoral Financial Liabilities [Member]
Concession Financial and Sector Assets and Liabilities
Sectorial Financial Liabilities, Beginning Balance	124
Sectorial Financial Liabilities Additions During the Year	(796)	(715)
Sectorial Financial Liabilities, Amortization	785	755
Sectorial Financial Liabilities, Remuneration	(45)	(33)
Sectorial Financial Liabilities, Transfer	(68)	117
Sectorial Financial Liabilities, Ending Balance		124
Sectorial Financial Liabilities, Amortization		124
Sectorial Financial Liabilities, Constitution
Sectorial Financial Liabilities, Current		124
Sectorial Financial Liabilities, NonCurrent
CVA Liabilities [Member] | Quotas from Nuclear Energy [Member]
Concession Financial and Sector Assets and Liabilities
Sectorial Financial Liabilities, Beginning Balance	49
Sectorial Financial Liabilities Additions During the Year
Sectorial Financial Liabilities, Amortization	1	2
Sectorial Financial Liabilities, Remuneration
Sectorial Financial Liabilities, Transfer	(50)	47
Sectorial Financial Liabilities, Ending Balance		49
Sectorial Financial Liabilities, Amortization		49
Sectorial Financial Liabilities, Constitution
Sectorial Financial Liabilities, Current		49
Sectorial Financial Liabilities, NonCurrent
CVA Liabilities [Member] | Neutrality of Parcel A [Member]
Concession Financial and Sector Assets and Liabilities
Sectorial Financial Liabilities, Beginning Balance	34
Sectorial Financial Liabilities Additions During the Year	(59)	(33)
Sectorial Financial Liabilities, Amortization	28	82
Sectorial Financial Liabilities, Remuneration	(3)	(2)
Sectorial Financial Liabilities, Transfer		(13)
Sectorial Financial Liabilities, Ending Balance		34
Sectorial Financial Liabilities, Amortization		34
Sectorial Financial Liabilities, Constitution
Sectorial Financial Liabilities, Current		34
Sectorial Financial Liabilities, NonCurrent
CVA Liabilities [Member] | Energy Over Contracting [Member]
Concession Financial and Sector Assets and Liabilities
Sectorial Financial Liabilities, Beginning Balance	304
Sectorial Financial Liabilities Additions During the Year
Sectorial Financial Liabilities, Amortization
Sectorial Financial Liabilities, Remuneration
Sectorial Financial Liabilities, Transfer	(304)	304
Sectorial Financial Liabilities, Ending Balance		304
Sectorial Financial Liabilities, Amortization		304
Sectorial Financial Liabilities, Constitution
Sectorial Financial Liabilities, Current		304
Sectorial Financial Liabilities, NonCurrent
CVA Liabilities [Member] | Tariff Refunds [Member]
Concession Financial and Sector Assets and Liabilities
Sectorial Financial Liabilities, Beginning Balance	(30)
Sectorial Financial Liabilities Additions During the Year	(123)	(99)
Sectorial Financial Liabilities, Amortization	111	88
Sectorial Financial Liabilities, Remuneration	(3)	(3)
Sectorial Financial Liabilities, Transfer	45	(16)
Sectorial Financial Liabilities, Ending Balance		(30)
Sectorial Financial Liabilities, Amortization		(30)
Sectorial Financial Liabilities, Constitution
Sectorial Financial Liabilities, Current		(30)
Sectorial Financial Liabilities, NonCurrent
CVA Liabilities [Member] | Other [Member]
Concession Financial and Sector Assets and Liabilities
Sectorial Financial Liabilities, Beginning Balance	(233)
Sectorial Financial Liabilities Additions During the Year	(614)	(583)
Sectorial Financial Liabilities, Amortization	645	583
Sectorial Financial Liabilities, Remuneration	(39)	(28)
Sectorial Financial Liabilities, Transfer	241	(205)
Sectorial Financial Liabilities, Ending Balance		(233)
Sectorial Financial Liabilities, Amortization		(233)
Sectorial Financial Liabilities, Constitution
Sectorial Financial Liabilities, Current		(233)
Sectorial Financial Liabilities, NonCurrent